Share Capital	12 Months Ended
Apr. 30, 2025
Disclosure of classes of share capital [abstract]
Share Capital [Text Block]

8. Share Capital

a) Authorized

Unlimited number of common shares with no par value.

b) Issued and outstanding

As at April 30, 2025, 298,374,460 (April 30, 2024: 232,642,035) common shares with no par value were issued and outstanding.

During the year ended April 30, 2025, the Company issued common shares of the Company as follow:

15,040,837 warrants were exercised at a weighted average exercise price of $1.90 for proceeds of $28,946,769, and 6,139,722 options were exercised at a weighted average exercise price of $1.44 for proceeds of $8,724,044. In addition, 378,732 restricted share units ("RSUs") were exercised and converted to common shares, 272,732 were vested at the price of $1.60 while 106,000 were vested at a price of $1.89.

On September 19, 2024, the Company completed the bought deal public offering of 25,000,000 common shares of the Company at a price of $2.60 per share for aggregate gross proceeds of $65,000,000. In addition, the Company granted the underwriters an over-allotment option exercisable at the same price to purchase 3,750,000 which was exercised for gross proceeds of $9,750,000. In consideration for the services provided by the Underwriters in connection with the issue and sale of the additional shares.

During the year ended April 30, 2025, the Company completed numerous At-the-Market Offerings ("ATM") for a total of 13,705,156 common shares of the Company at an average price of US$2.17 for gross proceeds of $40,843,047 (US$29,737,862).

Cash commissions to the underwriters of the transactions for a total of $7,477,245.

On May 8, 2024, the Company issued 448,137 common shares at $1.97 per share for a total value of $882,830 (US$650,000) in relation to the acquisition of El Richard - San Enrique claims (Note 6(b)).

During the year ended April 30, 2025, the Company issued 1,269,841 shares for a total value of $3,063,515 to the sellers in relation to the acquisition of Goanna Resources (Note 6(c)).

During the year ended April 30, 2024, the Company issued common shares of the Company as follow:

714,670 warrants were exercised at a weighted average exercises price of $1.46 for proceeds of $1,042,597, and 782,250 options were exercised at a weighted average exercise price of $1.38 for proceeds of $1,083,250. 206,786 restricted share units ("RSUs") were exercised and converted to  common shares at the vested price of $1.60.

On February 21, 2024, the Company entered into an agreement with PI Financial Corp. as sole bookrunner and lead underwriter, on its own behalf and on behalf of a syndicate of underwriters  (the "Underwriters"), pursuant to which the Underwriters have agreed to purchase, on a "bought deal" basis, 20,000,000 common shares of the Company at a price of $1.50 per Share for aggregate gross proceeds of $30,000,000, excluding additional proceeds raised from the exercise of the Over-Allotment Option.

The Company agreed to grant the Underwriters an option to cover over-allotments (the "Over- Allotment Option"), which will allow the Underwriters to purchase up to an additional 15% of the Shares sold pursuant to the Offering, on the same terms as the Offering. The Over-Allotment Option may be exercised in whole or in part at any time, for 30 days after the closing date of February 29, 2024. The Over Allotment Options were exercised in full, and the Company completed the bought deal prospectus for gross proceeds of $34,500,000 on February 29, 2024.

The Company paid the underwriter a cash commission equal to 6% of the gross proceeds raised under the offering. As further consideration for the services provided by the underwriters in connection with the offering, the Company issued compensation warrants to the Underwriters, exercisable at any time on or before February 28, 2026, to acquire that number of common shares of the Company which is equal to 6% of the number of Offered Shares sold under the Offering at an exercise price of $1.50. The compensation warrants have a fair value of $742,418 using the Black-Scholes Options pricing model. The Company incurred a total of $2,228,139 in cash share issue costs.

c) Escrow shares

As of April 30, 2025, the Company has nil shares in escrow (April 30, 2024: 500,000). The escrow shares related to the Prismo transaction are subject to a voluntary escrow period of 24 months. During this period, 25% of the securities will be released every six months, starting from the closing date of January 6, 2023. During the year ended April 30, 2025, a total of 500,000 shares were released, and nil shares remain in escrow.

d) Warrants

As of April 30, 2025, the Company has 233,553 warrants outstanding and exercisable (April 30, 2024: 15,437,163)

During the year ended April 30, 2025:

During the year ended April 30, 2025, 15,040,837 warrants were exercised at a weighted average exercise price of $1.90 for proceeds of $28,946,769. No new warrants were issued during the year ended April 30, 2025.

The weighted average market price on the warrant exercise date is $2.50.

During the year ended April 30, 2024:

During the year ended April 30, 2024, 714,670 warrants were exercised at a weighted average exercises price of $1.46 for proceeds of $1,042,597. The Company issued 1,380,000 broker warrants in relation to the bought deal financing which closed on February 29, 2024. Each warrant entitles the holder to acquire one common share of the company until February 28, 2026, at a price of $1.50.

A summary of the Company's warrant activity is as follows:

	April 30, 2025		April 30, 2024
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	#	$	#	$
Warrants outstanding, beginning of the year	15,437,163	1.89	14,771,833	1.91
Issued	-	-	1,380,000	1.50
Exercised	(15,040,837)	(1.90)	(714,670)	(1.46)
Expired	(162,773)	(1.57)	-	-
Warrants outstanding, end of the year	233,553	1.48	15,437,163	1.89

The following warrants were outstanding and exercisable on April 30, 2025:

Expiry date	Exercise price (1)	Number of warrants outstanding and exercisable
	$	#
February 28, 2026	1.48	233,553

(1) According to the Arrangement with Vizsla Royalties on June 24, 2024 (Note 5), each Vizsla Silver Warrant was exchanged for one Vizsla Silver Replacement Warrant with the exercise price being adjusted accordingly.

As at April 30, 2025, the weighted average remaining contractual life for outstanding warrants is 0.83 years (April 30, 2024: 0.69 years).

The fair value of the broker warrants granted in the year ended April 30, 2024, was calculated as of the grant date using the Black-Scholes pricing model with the following assumptions:

Risk Free Interest Rate	4.18%
Expected Dividend Yield	-
Expected Volatility	61.35%
Expected Term in Years	2 years

During the year ended April 30, 2025, the Company recorded fair value of $nil compared to $742,418 in April 30, 2024, against reserves.

e) Options

The Company has adopted a Stock Option Plan pursuant to which options may be granted to directors, officers, and consultants of the Company. Under the terms of the Plan, the Company can issue a maximum of 10% of the issued and outstanding common shares at the time of the grant, a maximum term of 10 years, and the exercise price of each option is determined by the directors but may not be less than the closing market price of the Common Shares on the day preceding the date of granting of the option less any available discount, in accordance with TSXV Policies. No option may be granted for a term longer than ten years. Options granted under the Plan including vesting and the term, are determined by, and at the discretion of, the Board of Directors.

During the year ended April 30, 2025, the Company:

On June 12, 2024, the Company granted 6,050,000 stock options at an exercise price of $2.24 directors, officers, employees and consultants of the Company. These options are exercisable for a period of five years and will vest over the next two years. No other options were granted, and 175,000 options were canceled, during the year ended April 30, 2025.

During the year ended April 30, 2025, 6,139,722 were exercised with weighted average exercise price of $1.44 for proceeds of $8,724,044, and 175,000 options were canceled. No other options were issued, canceled, or expired during the year ended April 30, 2025.

The weighted average market price on the options exercise date is $2.69.

During the year ended April 30, 2024, the Company:

On May 19, 2023, the Company granted 3,850,000 stock options at an exercise price of $1.60 to directors, officers, employees, and consultants of the Company. These options are exercisable for a period of five years and will vest over the next two years.

On November 15, 2023, the Company has granted 400,000 stock options at an exercise price of $1.36 to a director and a consultant of the Company. These options are exercisable for a period of five years and will vest over the next two years.

On December 18, 2023, the Company has granted 250,000 stock options at an exercise price of $1.53 to a consultant of the Company. These options are exercisable for a period of two years and will vest over the next one year.

During the year ended April 30, 2024, 782,250 were exercised with weighted average exercise price of $1.38 for proceeds of $1,083,250, and 841,000 options were canceled. No other options were issued, canceled, or expired during the year ended April 30, 2024.

A summary of the Company's stock option activity during the year ended April 30, 2025 and 2024, is as follows:

	April 30, 2025		April 30, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$
Options outstanding, beginning of the year	18,803,722	1.66	15,926,972	1.69
Issued	6,050,000	2.24	4,500,000	1.57
Cancelled	(175,000)	(1.73)	(841,000)	(1.85)
Exercised	(6,139,722)	(1.44)	(782,250)	(1.38)
Options outstanding, end of the year	18,539,000	1.91	18,803,722	1.66
Options exercisable, end of the year	14,110,000	1.85	15,469,222	1.68

A summary of the Company's stock options outstanding and exercisable as of April 30, 2025, is as follows:

Expiry date	Exercise price	Adjusted exercise price	Adjusted exercise price (1)	Number of Options outstanding	Number of Options exercisable
	$	$	$	#	#
June 29, 2025	0.79	0.76	0.75	210,000	210,000
August 6, 2025	2.15	2.07	2.05	1,190,000	1,190,000
December 1, 2025	1.46	1.4	1.39	100,000	100,000
December 18, 2025	1.53	1.53	1.52	250,000	250,000
January 12, 2026	1.71	1.64	1.63	60,000	60,000
February 17, 2026	1.5	1.44	1.43	1,278,000	1,278,000
June 22, 2026	2.31	2.22	2.20	2,535,000	2,535,000
July 12, 2026	2.44	2.34	2.32	-	-
July 27, 2026	2.44	2.34	2.32	139,000	139,000
September 24, 2026	2.25	2.25	2.23	1,343,000	1,343,000
February 1, 2027	2.45	2.45	2.43	200,000	200,000
June 2, 2027	1.74	1.74	1.72	435,000	435,000
February 10, 2028	1.6	1.6	1.59	1,078,000	1,078,000
May 19, 2028	1.6	1.6	1.59	2,889,000	2,238,000
November 15, 2028	1.36	1.36	1.35	320,000	160,000
February 27, 2029	0.15	0.14	0.14	480,000	480,000
June 12, 2029	2.26	2.26	2.24	6,032,000	2,414,000
				18,539,000	14,110,000

(1) According to the Arrangement with Vizsla Royalties on June 24, 2024, each Vizsla Silver Option was exchanged for one Vizsla Silver Replacement Option with the exercise price being adjusted accordingly. The change in the fair value of the options upon replacement was in the amount of $38,908.

A summary of the Company's assumptions used in the Black-Scholes option pricing model to calculate the fair value of the options granted is as follows:

	April 30, 2025	April 30, 2024
Risk Free Interest Rate	3.41%	3.29%-3.99%
Expected Dividend Yield	-	-
Expected Volatility	75%	63.00%-96.24%
Expected Term in Years	5 years	2-5 years

The Company recorded a fair value of $8,119,184 as share-based compensation for the year ended April 30, 2025 (April 30, 2024: $5,059,733) after adjusting for an estimated forfeiture rate of 4%, which resulted in a reduction of the fair value of share-based compensation by $330,520 for the year ended April 30, 2025 (April 30, 2024: $210,822).

f) Restricted shares units ("RSU")

As of April 30, 2025, the Company has 1,360,868 RSUs outstanding (April 30, 2024: 1,044,073).

During the year ended April 30, 2025:

On June 12, 2025 the Company granted 775,000 RSUs to officers, employees, and consultants of the Company. These RSUs will vest in three equal annual instalments commencing on the first anniversary of the grant date can be settled with cash, shares, or combination at the Company's discretion.

The fair value of each RSU is $2.34 which is the value of a Vizsla common share on grant day. The total share-based compensation of the RSUs is valued at $1,813,500, which will be realized as the RSUs vest.

During the year ended April 30, 2025, a total of 378,732 RSUs were exercised and converted to common shares, 272,732 were vested at the price of $1.60 while 106,000 were vested at a price of $1.89, and 79,473 RSUs were cancelled. No other RSUs were issued, canceled, or expired during the year ended April 30, 2025.

During the year ended April 30, 2024:

On April 1, 2024, the Company granted 318,000 RSUs to an officer of the Company. The RSUs will vest in three equal annual installments commencing on the first anniversary of the grant date.

The Company can settle each vested RSUs with cash, shares, or a combination of cash and shares at the Company's discretion.

The fair value of each RSU is $1.89 which is the value of a Vizsla common share on grant day. The total share-based compensation of the RSUs is valued at $601,020, which will be realized as the RSUs vest.

206,786 RSUs were exercised and converted to common shares, and 200,713 RSUs were canceled. No other RSUs were issued, canceled, or expired during the year ended April 30, 2024.

A summary of the Company's RSU activity is as follows:

	April 30, 2025		April 30, 2024
	Number of RSUs	Weighted average exercise price	Number of RSUs	Weighted average exercise price
	#	$	#	$
RSUs outstanding, beginning of the year	1,044,073	1.69	1,133,572	1.60
Issued	775,000	2.34	318,000	1.89
Exercised and converted to shares	(378,732)	(1.68)	(206,786)	(1.60)
Cancelled	(79,473)	(1.79)	(200,713)	(1.60)
RSUs outstanding, end of the year	1,360,868	2.06	1,044,073	1.69

The following RSUs were outstanding and exercisable on April 30, 2025:

Grant date	Exercise price	Number of RSUs outstanding	Number of RSUs exercisable
	$	#	#
10-Feb-23	1.60	393,868	130,502
01-Apr-24	1.89	212,000	-
12-Jun-24	2.34	755,000	-
		1,360,868	130,502

For the year ended April 30, 2025, the Company has recognized a share-based compensation of $1,549,280 (April 30, 2024: $777,014) for the RSUs. For the year ended April 30, 2025, the Company used an estimated forfeiture rate of 4%, resulting in an impact of $64,553 (April 30,2024: $32,376), which reduces the fair value of share-based compensation.

g) Shares to be issued

During the year ended April 30, 2025:

In relation to the acquisition of La Garra claims, the Company has agreed to make cash payments in an aggregate of US$3,075,000 in cash and issue an aggregate of 5,555,555 common shares in the capital of the Company to the sellers. The cash payments will be made and the consideration shares will be issued over a period of 24 months from the closing date of the Acquisition.

During the year end 2025, the Company has issued to Exploradora Minera La Hacienda S.A. de C.V. and Manuel de Jesus Hernandez Tovar 1,269,841 common shares of Vizsla for a total value of $3,063,515, and a total of 4,285,714 remains as shares to be issued with a total value of $8,458,861. According to the agreement (Note 6(c)).

During the year ended April 30, 2024:

In relation to the acquisition of El Richard - San Enrique claims, the Company agreed to issue an aggregate of US$650,000 in common shares of the Company at the exchange rate and market price applicable on the effective date (April 15, 2024).

On May 3, 2024, the Company issued to the Inca Azteca Gold 448,137 common shares of Vizsla priced at $1.97 per share (for a total value of $882,830 (US$650,000)). As of April 30, 2024, these shares are classified as shares to be issued.